Goodwill - Additional Information (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Goodwill [Line Items]
Impairment loss	$ 0	$ 117,900	$ 0
Mobile Power Generation
Goodwill [Line Items]
Goodwill arising from acquisition of APR Energy (note 3)		117,900
Impairment loss		117,900
APR Energy | Mobile Power Generation
Goodwill [Line Items]
Goodwill arising from acquisition of APR Energy (note 3)		117,900
Impairment loss		$ 117,900